EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current expenses of the defined benefit pension plans
Cost of current service	R$ 46,176	R$ 63,616	R$ 74,840
Interest expense	204,604	169,526	170,897
Return on plan assets	(187,247)	(150,700)	(136,933)
Past service cost			7,093
Settlement			(847)
Interest cost on unrecoverable surplus	13,645	10,440	4,371
Net pension cost (benefit)	R$ 77,178	R$ 92,882	R$ 119,421